Fair value (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
At Amortized Cost	R$ 1,912,804	R$ 1,686,225
Interbank deposits	66,931	51,007
Securities purchased under agreements to resell	243,220	238,321
Other financial assets	136,713	127,699
(-) Provision for expected loss	(47,758)	(47,539)
At Amortized Cost	2,148,776	1,944,162
Deposits	1,054,741	951,352
Securities sold under repurchase agreements	388,787	362,786
Other financial liabilities	192,407	181,788
Provision for Expected Loss	4,928	4,198
Loan commitments	3,940	3,311
Financial guarantees	988	887
Book Value [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,912,804	1,686,225
At Amortized Cost	1,912,804	1,686,225
Central Bank of Brazil deposits	160,698	145,404
Interbank deposits	66,931	51,007
Securities purchased under agreements to resell	243,220	238,321
Securities	327,507	260,743
Loan and lease operations	1,025,493	910,590
Other financial assets	136,713	127,699
(-) Provision for expected loss	(47,758)	(47,539)
Financial liabilities	2,153,704	1,948,360
At Amortized Cost	2,148,776	1,944,162
Deposits	1,054,741	951,352
Securities sold under repurchase agreements	388,787	362,786
Interbank market funds	372,294	328,645
Institutional market funds	140,547	119,591
Other financial liabilities	192,407	181,788
Provision for Expected Loss	4,928	4,198
Loan commitments	3,940	3,311
Financial guarantees	988	887
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,913,073	1,693,038
At Amortized Cost	1,913,073	1,693,038
Central Bank of Brazil deposits	160,698	145,404
Interbank deposits	66,931	51,009
Securities purchased under agreements to resell	243,220	238,321
Securities	325,734	260,427
Loan and lease operations	1,027,535	917,717
Other financial assets	136,713	127,699
(-) Provision for expected loss	(47,758)	(47,539)
Financial liabilities	2,155,880	1,948,549
At Amortized Cost	2,150,952	1,944,351
Deposits	1,054,745	951,332
Securities sold under repurchase agreements	388,787	362,786
Interbank market funds	372,587	328,667
Institutional market funds	142,426	119,778
Other financial liabilities	192,407	181,788
Provision for Expected Loss	4,928	4,198
Loan commitments	3,940	3,311
Financial guarantees	R$ 988	R$ 887